Condensed Consolidated Interim Statements of Cash Flows $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 MXN ($)	Sep. 30, 2022 MXN ($)	Sep. 30, 2022 USD ($)
Operating activities:
Net income	$ 3,024,796	$ 195,615,759
Items related to investment activities
Income taxes and duties	166,131,774	308,311,219
Depreciation and amortization of wells, pipelines, properties, plant and equipment	87,402,614	106,232,390
Amortization of intangible assets	378,652	253,119
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment	74,197,552	(56,873,846)
Capitalized unsuccessful wells	3,585,484	6,059,460
Unsuccessful wells from intangible assets	19,053,508	6,870,430
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	16,392,204	5,514,250
Depreciation of rights of use	4,391,365	4,334,169
Cancellation of leases	(123,724)	0
Unrealized foreign exchange loss of reserve for well abandonment	3,069,700	2,448,648
Reclassification of translation effect	0	(10,383,296)
(Gains) on bargain purchase of business acquisition	0	(1,271,188)
(Profit) sharing in joint ventures and associates, net	(320,176)	(232,349)
Unrealized foreign exchange (income)	(168,939,695)	(67,351,642)
Financing cost	111,286,524	109,790,653
Financing income	(15,735,423)	(20,957,224)
Funds from operating activities	303,795,155	588,360,552
Funds from operating activities
Profit-sharing duty and income tax paid	(165,317,531)	(308,481,212)
Derivative financial instruments	15,349,280	28,049,959
Customers and accounts receivable	(2,687,184)	5,647,047
Inventories	3,828,046	(67,981,188)
Accounts payable and accrued expenses	4,949,581	38,446,714
Suppliers	4,035,909	5,794,694
Provisions for sundry creditors	9,776,998	4,027,154
Employee benefits	41,411,517	41,865,824
Other taxes and duties	45,967,953	(38,090,001)
Net cash flows from operating activities	261,109,724	297,639,543
Investing activities
Business acquisition, net of cash acquired	0	(30,012,487)
Interest collected	1,897,776	1,385,254
Other assets	11,713,758	(7,505,757)
Acquisition of wells, pipelines, properties, plant and equipment	(181,769,291)	(212,374,941)
Acquisition of intangible assets	(28,260,549)	(25,917,291)
Net cash flows (used in) investing activities	(196,418,306)	(274,425,222)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	102,670,507	107,990,006
Proceeds from FONADIN grants	0		$ 23,000,000
Collections from the Mexican Government	31,470,648	0
Interest collected from the Mexican Government	6,760,491	6,215,759
Lease payments	(4,438,198)	(5,120,737)
Interest of lease paid	(1,698,701)	(2,427,087)
Loans obtained from financial institutions	567,881,697	759,198,720
Debt payments, principal only	(626,358,506)	(799,148,919)
Interest paid	(121,388,570)	(123,300,926)
Net cash flows (used in) financing activities	(45,100,632)	(33,593,184)
Net increase (decrease) in cash and cash equivalents	19,590,786	(10,378,863)
Effects of foreign exchange on cash balances	(13,298,356)	(3,856,513)
Cash and cash equivalents at the beginning of the year	64,414,511	76,506,447
Cash and cash equivalents at the end of the period (Note 9)	$ 70,706,941	$ 62,271,071